Transactions with Related Parties - Unaudited Condensed Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Liabilities:
Due to related parties	$ 13,704	$ 14,234
Deferred revenue - current (e)	17,272	18,800
CSM - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	13,704	13,218
Management fee payable to CSM (b)
Liabilities:
Due to related parties	0	1,016
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	1,240	2,829
Total liabilities	$ 14,944	$ 17,063